                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22150
                                                     ---------

                        Oppenheimer Transition 2050 Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------
                      Date of fiscal year end: February 28
                                               -----------

                      Date of reporting period: 11/30/2011
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2050 Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                                  Shares              Value
                                                               -----------         -----------
INVESTMENT COMPANIES--99.9%(1)
FIXED INCOME FUNDS--5.7%
Oppenheimer Champion Income Fund, Cl. Y                             72,342         $   125,152
Oppenheimer Core Bond Fund, Cl. Y                                  125,100             820,658
Oppenheimer International Bond Fund, Cl. Y                          88,275             555,248
Oppenheimer Limited-Term Government Fund, Cl. Y                     60,251             559,730
                                                                                   -----------
                                                                                     2,060,788

GLOBAL EQUITY FUNDS--41.0%
Oppenheimer Developing Markets Fund, Cl. Y                          72,549           2,230,875
Oppenheimer International Growth Fund, Cl. Y                       311,635           8,220,937
Oppenheimer International Small Company Fund, Cl. Y                 37,373             759,784
Oppenheimer Quest International Value Fund, Cl. Y                  269,926           3,617,009
                                                                                   -----------
                                                                                    14,828,605

MONEY MARKET FUND--0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%(2)       142,293             142,293
U.S. EQUITY FUNDS--52.8%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                    153,957           7,011,182
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y               126,824           2,655,700
Oppenheimer Value Fund, Cl. Y                                      445,402           9,429,169
                                                                                   -----------
                                                                                    19,096,051

Total Investments, at Value (Cost $33,418,695)                        99.9%         36,127,737
Other Assets Net of Liabilities                                        0.1              26,104
                                                               -----------         -----------
Net Assets                                                           100.0%        $36,153,841
                                                               ===========         ===========

Footnotes to Statement of Investments

1 | Oppenheimer Transition 2050 Fund

Oppenheimer Transition 2050 Fund
STATEMENT OF INVESTMENTS  November 30, 2011 (Unaudited)

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                            SHARES           GROSS        GROSS           SHARES
                                                       FEBRUARY 28, 2011   ADDITIONS   REDUCTIONS   NOVEMBER 30, 2011
                                                       -----------------   ---------   ----------   -----------------
Oppenheimer Capital Appreciation Fund, Cl. Y                     123,614      40,977       10,634             153,957
Oppenheimer Champion Income Fund, Cl. Y                           52,888      23,605        4,151              72,342
Oppenheimer Core Bond Fund, Cl. Y                                101,257      49,191       25,348             125,100
Oppenheimer Developing Markets Fund, Cl. Y                        57,532      19,126        4,109              72,549
Oppenheimer Institutional Money Market Fund, Cl. E               182,931      36,993       77,631             142,293
Oppenheimer International Bond Fund, Cl. Y                        65,822      28,859        6,406              88,275
Oppenheimer International Growth Fund, Cl. Y                     247,058      82,180       17,603             311,635
Oppenheimer International Small Company Fund, Cl. Y               30,107       9,693        2,427              37,373
Oppenheimer Limited-Term Government Fund, Cl. Y                   46,860      23,407       10,016              60,251
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y             102,546      34,101        9,823             126,824
Oppenheimer Quest International Value Fund, Cl. Y                196,031      89,441       15,546             269,926
Oppenheimer Value Fund, Cl. Y                                    350,638     120,002       25,238             445,402

                                                                                               REALIZED
                                                             VALUE            INCOME          GAIN (LOSS)
                                                         --------------   ---------------   -------------
Oppenheimer Capital Appreciation Fund, Cl. Y             $    7,011,182   $            --   $    (36,825)
Oppenheimer Champion Income Fund, Cl. Y                         125,152             7,648           (701)
Oppenheimer Core Bond Fund, Cl. Y                               820,658            28,307            380
Oppenheimer Developing Markets Fund, Cl. Y                    2,230,875                --        (17,637)
Oppenheimer Institutional Money Market Fund, Cl. E              142,293               177             --
Oppenheimer International Bond Fund, Cl. Y                      555,248            15,734         (1,283)
Oppenheimer International Growth Fund, Cl. Y                  8,220,937                --        (54,750)
Oppenheimer International Small Company Fund, Cl. Y             759,784                --         (7,059)
Oppenheimer Limited-Term Government Fund, Cl. Y                 559,730            11,691           (769)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y          2,655,700                --        (17,961)
Oppenheimer Quest International Value Fund, Cl. Y             3,617,009                --        (42,312)
Oppenheimer Value Fund, Cl. Y                                 9,429,169                --        (69,062)
                                                         --------------   ---------------   -------------
                                                         $   36,127,737   $        63,557   $   (247,979)
                                                         ==============   ===============   =============

2. Rate shown is the 7-day yield as of November 30, 2011.

3. Non-income producing security.


2 | Oppenheimer Transition 2050 Fund

Oppenheimer Transition 2050 Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of November 30, 2011 based on valuation input level:

                                     LEVEL 1--         LEVEL 2--              LEVEL 3--
                                    UNADJUSTED     OTHER SIGNIFICANT        SIGNIFICANT
                                   QUOTED PRICES   OBSERVABLE INPUTS    UNOBSERVABLE INPUTS        VALUE
                                   -------------   -----------------    -------------------    ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies               $  36,127,737   $              --    $                --    $ 36,127,737
                                   -------------   -----------------    -------------------    ------------
Total Assets                       $  36,127,737   $              --    $                --    $ 36,127,737
                                   -------------   -----------------    -------------------    ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

3 | Oppenheimer Transition 2050 Fund

Oppenheimer Transition 2050 Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                       $ 34,335,843
                                                     ============

Gross unrealized appreciation                        $  2,215,784
Gross unrealized depreciation                            (423,890)
                                                     ------------
Net unrealized appreciation                          $  1,791,894
                                                     ============

4 | Oppenheimer Transition 2050 Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2050 Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 1/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 1/10/2012

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 1/10/2012